SHORT-TERM AND LONG-TERM DEBT (Interest rate information) (Details)	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Weighted average interest rate	5.53%	5.30%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	5.55%	4.77%
Secured Overnight Financing Rate ("SOFR"), closing rate	5.09%	4.30%
Norwegian Interbank Offered Rate ("NIBOR"), 3-Month, closing rate	4.37%	3.26%